Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) $ in Millions	9 Months Ended
Sep. 30, 2016 USD ($)
Goodwill [Line Items]
Balance at beginning	$ 2,447
Impact of foreign exchange	10
Balance at ending	2,457
Agricultural equipment [Member]
Goodwill [Line Items]
Balance at beginning	1,645
Impact of foreign exchange	6
Balance at ending	1,651
Construction Equipment [Member]
Goodwill [Line Items]
Balance at beginning	588
Impact of foreign exchange	1
Balance at ending	589
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at beginning	57
Impact of foreign exchange	1
Balance at ending	58
Powertrain [Member]
Goodwill [Line Items]
Balance at beginning	5
Balance at ending	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	152
Impact of foreign exchange	2
Balance at ending	$ 154